UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

THE
MERGER
FUND®

SEMI-ANNUAL REPORT

JUNE 30, 2012

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2012.

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chart 6

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2002 – June 2012

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings first half 2012

The Merger Fund
EXPENSE EXAMPLE
June 30, 2012
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs as described below and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 for the period 1/1/12 – 6/30/12.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Although the Fund charges no sales load or transaction fees, you will be assessed transaction-related fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund’s transfer agent. IRAs will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/12	Value 6/30/12	Period 1/1/12 – 6/30/12*
Actual + (1)	$1,000.00	$1,011.50	$9.65
Hypothetical ++ (2)	$1,000.00	$1,015.27	$9.67

+	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your actual cost of investment in the Fund would be $6.45.
++	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your hypothetical cost of investment in the Fund would be $6.47.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(1)	Ending account values and expenses paid during the period based on a 1.15% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS — 69.27%
	AEROSPACE & DEFENSE — 7.27%
2,750,641	Goodrich Corporation (h)	$349,056,343
	AGRICULTURAL PRODUCTS — 3.83%
11,596,600	Viterra, Inc. (b)(g)	183,955,496
	ALTERNATIVE CARRIERS — 0.96%
525,500	AboveNet, Inc. (a)	44,142,000
169,100	Hughes Telematics, Inc. (a)	2,020,745
		46,162,745
	APPAREL RETAIL — 1.71%
2,140,350	Collective Brands, Inc. (a)	45,846,297
1,334,600	The Gap, Inc. (f)	36,514,656
		82,360,953
	AUTOMOTIVE RETAIL — 0.02%
91,500	Pep Boys — Manny, Moe & Jack (a)(f)	905,850
	BIOTECHNOLOGY — 0.95%
1,614,300	Amylin Pharmaceuticals, Inc. (a)(f)	45,571,689
	BREWERS — 0.48%
552,700	Molson Coors Brewing Company (f)	22,997,847
	BROADCASTING & CABLE TV — 1.42%
515,000	Astral Media, Inc. (b)(f)	24,705,432
2,434,700	Liberty Interactive Corp. (a)(f)	43,313,313
		68,018,745
	CABLE & SATELLITE TV — 0.88%
1,137,368	Comcast Corporation Special Class A	35,713,356
332,708	Knology, Inc. (a)	6,544,368
		42,257,724
	DISTILLERS & VINTNERS — 0.52%
915,800	Constellation Brands, Inc. (a)(f)	24,781,548
	DIVERSIFIED CHEMICALS — 4.39%
2,637,804	Huntsman Corporation (f)	34,133,184
6,303,130	Solutia Inc. (i)	176,802,796
		210,935,980
	DIVERSIFIED METALS & MINING — 0.06%
108,455	Molycorp, Inc. (a)(f)	2,337,205

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	DIVERSIFIED METALS & MINING — 0.06% (continued)
310,134	Pilot Gold, Inc. (a)(b)	$335,083
		2,672,288
	ELECTRIC UTILITIES — 3.10%
1,054,353	Exelon Corporation (f)	39,664,760
1,814,660	Progress Energy, Inc. (f)	109,188,093
		148,852,853
	ELECTRICAL COMPONENTS & EQUIPMENT — 4.39%
3,093,885	Cooper Industries PLC (b)(g)	210,941,079
	GOLD — 0.06%
639,900	Extorre Gold Mines Ltd. (a)(b)	2,646,085
	HEALTH CARE EQUIPMENT — 2.29%
1,338,165	Gen-Probe, Inc. (a)(h)	109,997,163
	HEALTH CARE SERVICES — 2.43%
1,248,500	Catalyst Health Solutions, Inc. (a)(f)	116,659,840
	INDUSTRIAL CONGLOMERATES — 0.89%
806,700	Tyco International Ltd. (b)(f)	42,634,095
	INTEGRATED OIL & GAS — 2.08%
1,855,500	BP PLC — ADR (f)	75,221,970
437,400	ConocoPhillips (f)	24,441,912
		99,663,882
	INTEGRATED TELECOMMUNICATION SERVICES — 3.83%
1,772,575	AT&T, Inc. (f)	63,210,024
1,926,840	CenturyLink, Inc. (f)	76,090,912
330,050	TELUS Corporation (non-voting) (b)(f)	19,311,540
570,300	Verizon Communications, Inc. (f)	25,344,132
		183,956,608
	INTERNET SOFTWARE & SERVICES — 2.17%
482,097	Tudou Holdings Ltd. — ADR (a)	16,159,892
5,562,000	Yahoo! Inc. (a)	88,046,460
		104,206,352
	LIFE SCIENCES TOOLS & SERVICES — 1.05%
1,254,211	Illumina, Inc. (a)(f)	50,657,583
	MANAGED HEALTH CARE — 0.45%
562,600	Aetna, Inc. (f)	21,812,002

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	MOVIES & ENTERTAINMENT — 0.65%
1,404,700	News Corporation Class A (f)	$31,310,763
	MULTI-LINE INSURANCE — 2.09%
2,115,400	American International Group, Inc. (a)(f)	67,883,186
1,842,200	Hartford Financial Services Group, Inc. (f)	32,477,986
		100,361,172
	OIL & GAS EXPLORATION & PRODUCTION — 0.51%
1,522,046	EXCO Resources, Inc. (f)	11,552,329
649,700	Progress Energy Resources Corp. (b)	12,807,660
		24,359,989
	OIL & GAS REFINING & MARKETING — 2.19%
2,218,500	Sunoco, Inc. (f)	105,378,750
	OIL & GAS STORAGE & TRANSPORTATION — 0.36%
594,700	Williams Companies, Inc. (f)	17,139,254
	PACKAGED FOODS & MEATS — 2.37%
3,912,300	D.E. Master Blenders 1753 NV (a)(b)	44,113,632
782,460	Hillshire Brands Company (f)	22,683,516
1,214,900	Kraft Foods, Inc. (f)	46,919,438
		113,716,586
	PERSONAL PRODUCTS — 0.43%
258,100	Mead Johnson Nutrition Co. (f)	20,779,631
	PHARMACEUTICALS — 2.51%
351,600	Abbott Laboratories (f)	22,667,652
264,300	Eli Lilly & Company (g)	11,341,113
145,300	Johnson & Johnson (f)	9,816,468
1,613,600	Pfizer, Inc. (f)	37,112,800
2,209,500	Warner Chilcott PLC — ADR (a)(f)	39,594,240
		120,532,273
	REGIONAL BANKS — 1.08%
6,715,800	KeyCorp (f)	51,980,292
	SECURITY & ALARM SERVICES — 0.42%
689,800	Corrections Corporation of America (a)(f)	20,314,610
	SEMICONDUCTOR EQUIPMENT — 1.73%
2,207,786	Lam Research Corporation (a)(f)	83,321,844

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	SPECIALIZED FINANCE — 2.13%
1,043,132	NYSE Euronext (f)	$26,683,316
4,174	Osaka Securities Exchange Co. (b)	23,497,842
1,140,475	TMX Group, Inc. (b)	51,977,252
		102,158,410
	SYSTEMS SOFTWARE — 3.79%
4,067,447	Ariba, Inc. (a)(e)	182,058,928
	TRUCKING — 3.78%
2,243,425	Dollar Thrifty Automotive Group, Inc. (a)(f)(i)	181,627,688
	TOTAL COMMON STOCKS
	(Cost $3,283,282,629)	3,326,744,940

WARRANTS — 0.00%
142,642	Kinross Gold Corporation (a)(b)	56,042
	TOTAL WARRANTS
	(Cost $540,029)	56,042

Principal Amount
CONVERTIBLE BONDS — 0.05%
	Patriot Coal Corp.
$8,292,000	3.250%, 5/31/2013 (j)	2,280,300
	TOTAL CONVERTIBLE BONDS
	(Cost $8,006,683)	2,280,300

CORPORATE BONDS — 1.51%
	Level 3 Financing, Inc.
40,115,000	8.750%, 2/15/2017 (h)	41,920,175
	PHH Corp.
4,507,000	7.125%, 3/1/2013	4,619,675
	Rite Aid Corp.
24,486,000	10.375%, 7/15/2016	26,031,679
	TOTAL CORPORATE BONDS
	(Cost $72,179,685)	72,571,529

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS — 0.45%
	Abbott Laboratories
3,516	Expiration: August 2012, Exercise Price: $55.00	31,644

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Aetna, Inc.
5,626	Expiration: July 2012, Exercise Price: $37.00	$298,178
	American International Group, Inc.
3,818	Expiration: August 2012, Exercise Price: $24.00	49,634
10,982	Expiration: August 2012, Exercise Price: $25.00	186,694
6,354	Expiration: August 2012, Exercise Price: $26.00	158,850
	Amylin Pharmaceuticals, Inc.
16,143	Expiration: July 2012, Exercise Price: $23.00	920,151
	BP PLC — ADR
5,127	Expiration: July 2012, Exercise Price: $37.00	82,032
5,534	Expiration: July 2012, Exercise Price: $39.00	232,428
5,127	Expiration: July 2012, Exercise Price: $40.00	364,017
	CenturyLink, Inc.
1,390	Expiration: July 2012, Exercise Price: $32.00	3,475
8,204	Expiration: July 2012, Exercise Price: $33.00	20,510
171	Expiration: October 2012, Exercise Price: $31.00	3,420
	ConocoPhillips
4,374	Expiration: August 2012, Exercise Price: $45.00	74,358
	Constellation Brands, Inc.
9,158	Expiration: August 2012, Exercise Price: $17.50	18,316
	Corrections Corporation of America
6,898	Expiration: September 2012, Exercise Price: $22.50	293,165
	Eli Lilly & Company
2,643	Expiration: August 2012, Exercise Price: $36.00	18,501
	The Gap, Inc.
13,346	Expiration: September 2012, Exercise Price: $21.00	266,920
	Hartford Financial Services Group, Inc.
16,307	Expiration: September 2012, Exercise Price: $13.00	285,373
	Hillshire Brands Company
1,340	Expiration: July 2012, Exercise Price: $18.00 (d)	1,072
38,023	Expiration: October 2012, Exercise Price: $16.00 (d)	212,929
	Huntsman Corporation
10,368	Expiration: August 2012, Exercise Price: $11.00	311,040
	Johnson & Johnson
1,453	Expiration: August 2012, Exercise Price: $60.00	5,812
	KeyCorp
49,443	Expiration: September 2012, Exercise Price: $5.00	247,215

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Kraft Foods, Inc.
10,362	Expiration: September 2012, Exercise Price: $32.00	$124,344
	Lam Research Corporation
22,073	Expiration: September 2012, Exercise Price: $30.00	938,103
	Liberty Interactive Corp.
23,812	Expiration: July, 2012, Exercise Price: $14.00	297,650
535	Expiration: July 2012, Exercise Price: $15.00	4,012
	Materials Select Sector SPDR Trust
636	Expiration: September 2012, Exercise Price: $37.00	168,858
	Mead Johnson Nutrition Co.
2,581	Expiration: August 2012, Exercise Price: $65.00	107,111
	Molson Coors Brewing Company
5,527	Expiration: July 2012, Exercise Price: $35.00	27,635
	Molycorp, Inc.
1,392	Expiration: September 2012, Exercise Price: $40.00	2,630,880
142	Expiration: September 2012, Exercise Price: $45.00	345,060
	News Corporation Class A
4,630	Expiration: October 2012, Exercise Price: $16.00	46,300
4,986	Expiration: October 2012, Exercise Price: $17.00	74,790
4,431	Expiration: October 2012, Exercise Price: $18.00	110,775
	NYSE Euronext
10,431	Expiration: September 2012, Exercise Price: $18.00	130,387
	Pfizer, Inc.
16,136	Expiration: July 2012, Exercise Price: $17.00	16,136
	SPDR S&P 500 ETF Trust
7,125	Expiration: August 2012, Exercise Price: $134.00	1,653,000
	Tyco International Ltd.
8,067	Expiration: July 2012, Exercise Price: $47.00	76,637
	Warner Chilcott PLC — ADR
7,378	Expiration: July 2012, Exercise Price: $16.00	295,120
14,757	Expiration: October 2012, Exercise Price: $15.00	1,844,625
	Williams Companies, Inc.
5,947	Expiration: August 2012, Exercise Price: $25.00	154,622
	Yahoo! Inc.
14,559	Expiration: July 2012, Exercise Price: $12.00	7,280
4,635	Expiration: July 2012, Exercise Price: $13.00	2,317
30,159	Expiration: October 2012, Exercise Price: $12.00	331,749

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Youku, Inc. — ADR
4,498	Expiration: September 2012, Exercise Price: $40.00	$8,388,770
	TOTAL PURCHASED PUT OPTIONS
	(Cost $33,738,939)	21,861,895

Principal Amount
ESCROW NOTES — 0.02%
$601,200	Delphi Financial Class Action Trust Escrow (a)(d)	420,840
	Washington Mutual, Inc.
16,636,000	4.000%, 1/15/2009 (a)(d)	107,302
5,747,000	4.200%, 1/15/2010 (a)(d)	39,367
18,027,000	5.500%, 8/24/2011 (a)(d)	163,144
20,154,000	5.000%, 3/22/2012 (a)(d)	166,271
37,798,000	5.250%, 9/15/2017 (a)(d)	326,953
	TOTAL ESCROW NOTES
	(Cost $0)	1,223,877

Shares
SHORT-TERM INVESTMENTS — 25.58%
264,000,000	BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)(h)	264,000,000
264,000,000	Fidelity Institutional Government Portfolio, 0.01% (c)(h)	264,000,000
264,000,000	Goldman Sachs Financial Square Money Market Fund, 0.19% (c)(g)	264,000,000
172,967,649	Invesco Prime Portfolio Money Market, 0.08% (c)(e)(i)	172,967,649
264,000,000	The Liquid Asset Portfolio, 0.16% (c)(g)	264,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,228,967,649)	1,228,967,649
	TOTAL INVESTMENTS
	(Cost $4,626,715,614) — 96.88%	$4,653,706,232

ADR — American Depository Receipt
ETF — Exchange-Traded Fund
PLC — Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Affiliated company.
(j)	Subsequent to June 30, 2012, default or other conditions exist and security is not presently accruing income.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
1,137,368	Comcast Corporation Special Class A	$36,361,655
4,740,938	Duke Energy Corporation	109,326,030
608,569	Eastman Chemical Company	30,653,620
1,782,417	Eaton Corporation	70,637,186
1,089,162	Hertz Global Holdings, Inc.	13,941,274
247,414	Patriot Coal Corporation	301,845
132,004	SXC Health Solutions Corporation (a)	13,096,117
330,050	TELUS Corporation (a)	19,820,506
31,917	Yamana Gold Inc. (a)	492,502
319,001	Youku Inc. — ADR	6,915,941
		301,546,676
EXCHANGE-TRADED FUNDS
71,500	SPDR S&P 500 ETF Trust	9,743,305
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $302,598,147)	$311,289,981

ADR — American Depository Receipt
ETF — Exchange-Traded Fund
(a)Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	Abbott Laboratories
3,516	Expiration: August 2012, Exercise Price: $60.00	$1,582,200
	Aetna, Inc.
5,626	Expiration: July 2012, Exercise Price: $40.00	298,178
	American International Group, Inc.
3,818	Expiration: August 2012, Exercise Price: $27.00	2,071,265
5,819	Expiration: August 2012, Exercise Price: $28.00	2,647,645
9,854	Expiration: August 2012, Exercise Price: $29.00	3,714,958
1,663	Expiration: August 2012, Exercise Price: $30.00	498,900
	Amylin Pharmaceuticals, Inc.
16,143	Expiration: October 2012, Exercise Price: $26.00	6,336,128
	ASX Ltd.
2,566	Expiration: August 2012, Exercise Price: AUD 29.50	262,674
	AT&T, Inc.
7,200	Expiration: August 2012, Exercise Price: $32.00	2,635,200
2,105	Expiration: September 2012, Exercise Price: $33.00	564,140
8,421	Expiration: September 2012, Exercise Price: $34.00	1,519,990
	BP PLC — ADR
2,950	Expiration: July 2012, Exercise Price: $43.00	48,675
5,934	Expiration: October 2012, Exercise Price: $40.00	1,453,830
5,934	Expiration: October 2012, Exercise Price: $41.00	1,145,262
	British Sky Broadcasting Group PLC
2,195	Expiration: August 2012, Exercise Price: GBP 7.00	782,078
	CenturyLink, Inc.
2,706	Expiration: July 2012, Exercise Price: $38.00	405,900
16,390	Expiration: July 2012, Exercise Price: $39.00	1,065,350
171	Expiration: October 2012, Exercise Price: $36.00	63,270
	ConocoPhillips
4,374	Expiration: August 2012, Exercise Price: $52.50	1,683,990
	Constellation Brands, Inc.
9,158	Expiration: August 2012, Exercise Price: $20.00	6,465,548
	Corrections Corporation of America
6,898	Expiration: September 2012, Exercise Price: $25.00	3,586,960
	Dollar Thrifty Automotive Group, Inc.
237	Expiration: July 2012, Exercise Price: $85.00	35,550
7,374	Expiration: October 2012, Exercise Price: $75.00	6,636,600

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Eaton Corporation
1,291	Expiration: July 2012, Exercise Price: $35.00	$597,733
4,341	Expiration: August 2012, Exercise Price: $38.00	1,063,545
	Eli Lilly & Company
2,643	Expiration: August 2012, Exercise Price: $39.00	1,077,023
	EXCO Resources, Inc.
983	Expiration: August 2012, Exercise Price: $7.00	90,927
	Exelon Corporation
2,351	Expiration: August 2012, Exercise Price: $38.00	111,673
1,864	Expiration: October 2012, Exercise Price: $39.00	74,560
	The Gap, Inc.
2,110	Expiration: September 2012, Exercise Price: $24.00	822,900
11,236	Expiration: September 2012, Exercise Price: $25.00	3,483,160
	Hartford Financial Services Group, Inc.
16,307	Expiration: September 2012, Exercise Price: $17.00	2,494,971
846	Expiration: September 2012, Exercise Price: $18.00	82,062
	Hillshire Brands Company
1,340	Expiration: July 2012, Exercise Price: $21.00 (a)	16,750
964	Expiration: October 2012, Exercise Price: $20.00 (a)	83,868
37,059	Expiration: October 2012, Exercise Price: $21.00 (a)	1,890,009
	Huntsman Corporation
20,738	Expiration: August 2012, Exercise Price: $13.00	1,866,420
1,022	Expiration: August 2012, Exercise Price: $15.00	25,550
	Illumina, Inc.
1,418	Expiration: July 2012, Exercise Price: $39.00	280,055
1,418	Expiration: July 2012, Exercise Price: $40.00	194,975
4,048	Expiration: August 2012, Exercise Price: $39.00	1,214,400
2,836	Expiration: August 2012, Exercise Price: $40.00	652,280
	Johnson & Johnson
1,453	Expiration: August 2012, Exercise Price: $67.50	159,830
	KeyCorp
2,931	Expiration: September 2012, Exercise Price: $6.00	509,994
55,770	Expiration: September 2012, Exercise Price: $7.00	5,186,610
	Kraft Foods, Inc.
5,178	Expiration: September 2012, Exercise Price: $37.00	1,100,325
6,971	Expiration: September 2012, Exercise Price: $38.00	961,998
	Lam Research Corporation
22,073	Expiration: September 2012, Exercise Price: $35.00	9,049,930

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Liberty Interactive Corp.
24,347	Expiration: July 2012, Exercise Price: $17.00	$2,008,628
	Mead Johnson Nutrition Co.
2,581	Expiration: August 2012, Exercise Price: $75.00	1,884,130
	Molson Coors Brewing Company
5,527	Expiration: July 2012, Exercise Price: $40.00	1,000,387
	Molycorp, Inc.
1,392	Expiration: September 2012, Exercise Price: $40.00	9,744
142	Expiration: September 2012, Exercise Price: $45.00	1,704
	News Corporation Class A
4,630	Expiration: October 2012, Exercise Price: $20.00	1,250,100
9,417	Expiration: October 2012, Exercise Price: $21.00	1,906,943
	NYSE Euronext
10,431	Expiration: September 2012, Exercise Price: $23.00	3,077,145
	Pep Boys — Manny, Moe & Jack
915	Expiration: July 2012, Exercise Price: $7.50	228,750
6,889	Expiration: July 2012, Exercise Price: $15.00	17,222
	Pfizer, Inc.
16,136	Expiration: July 2012, Exercise Price: $22.00	1,662,008
	SPDR S&P 500 ETF Trust
949	Expiration: August 2012, Exercise Price: $45.00	100,594
	Sunoco, Inc.
4,624	Expiration: August 2012, Exercise Price: $45.00	1,262,352
2,234	Expiration: August 2012, Exercise Price: $46.00	407,705
8,113	Expiration: August 2012, Exercise Price: $47.00	1,006,012
6,934	Expiration: August 2012, Exercise Price: $48.00	540,852
	SXC Health Solutions Corporation
2,472	Expiration: July 2012, Exercise Price: $72.50	6,686,760
626	Expiration: July 2012, Exercise Price: $80.00	1,214,440
1,470	Expiration: July 2012, Exercise Price: $85.00	2,116,800
2,353	Expiration: July 2012, Exercise Price: $87.50	2,894,190
	Tyco International Ltd.
8,067	Expiration: July 2012, Exercise Price: $52.50	935,772
	Verizon Communications, Inc.
5,703	Expiration: August 2012, Exercise Price: $40.00	2,532,132
	Warner Chilcott PLC — ADR
7,378	Expiration: July 2012, Exercise Price: $20.00	276,675
7,379	Expiration: October 2012, Exercise Price: $18.00	1,844,750
7,379	Expiration: October 2012, Exercise Price: $19.00	1,604,932

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Williams Companies, Inc.
5,947	Expiration: August 2012, Exercise Price: $29.00	$633,355
	Xstrata PLC
8,550	Expiration: August 2012, Exercise Price: GBP 7.20	1,419,394
19,080	Expiration: August 2012, Exercise Price: GBP 10.50	44,819
6,670	Expiration: September 2012, Exercise Price: GBP 8.40	532,753
	Yahoo! Inc.
14,559	Expiration: July 2012, Exercise Price: $14.00	2,664,297
4,635	Expiration: July 2012, Exercise Price: $15.00	426,420
15,482	Expiration: October 2012, Exercise Price: $14.00	3,429,263
20,944	Expiration: October 2012, Exercise Price: $15.00	3,120,656
	Youku, Inc. — ADR
4,498	Expiration: September 2012, Exercise Price: $40.00	11,245
		127,348,768
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
3,326	Expiration: August 2012, Exercise Price: $126.00	271,069
	TOTAL OPTIONS WRITTEN
	(Premiums received $115,640,513)	$127,619,837

ADR — American Depository Receipt
AUD — Australian Dollar
ETF — Exchange-Traded Fund
GBP — British Pound
PLC — Public Limited Company
(a)Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2012
(Unaudited)

			U.S. $			U.S. $	Unrealized
Settlement	Currency to		Value at	Currency to		Value at	Appreciation
Date	be Delivered		June 30, 2012	be Received		June 30, 2012	(Depreciation)
7/18/12	5,255,865	Australian Dollars	$5,369,439	5,386,210	U.S. Dollars	$5,386,210	$16,771
10/17/12	16,124,590	Australian Dollars	16,338,460	15,957,700	U.S. Dollars	15,957,700	(380,760)
7/26/12	52,159,212	British Pounds	81,683,778	81,612,215	U.S. Dollars	81,612,215	(71,563)
7/26/12	2,173,820	U.S. Dollars	2,173,820	1,387,600	British Pounds	2,173,016	(804)
8/15/12	3,862,675	British Pounds	6,048,792	6,056,674	U.S. Dollars	6,056,674	7,882
9/12/12	136,903,184	British Pounds	214,368,433	217,183,473	U.S. Dollars	217,183,474	2,815,041
10/10/12	93,220,788	British Pounds	145,956,324	145,050,271	U.S. Dollars	145,050,271	(906,053)
8/22/12	52,921,665	Canadian Dollars	51,915,644	52,763,174	U.S. Dollars	52,763,174	847,530
8/28/12	2,239,650	Canadian Dollars	2,196,758	2,183,139	U.S. Dollars	2,183,139	(13,619)
8/29/12	187,699,145	Canadian Dollars	184,100,592	189,845,022	U.S. Dollars	189,845,023	5,744,431
9/20/12	10,603,560	Canadian Dollars	10,395,409	10,602,730	U.S. Dollars	10,602,730	207,321
10/3/12	13,286,365	Canadian Dollars	13,021,955	12,829,135	U.S. Dollars	12,829,135	(192,820)
12/18/12	931,002	Canadian Dollars	911,004	906,879	U.S. Dollars	906,879	(4,125)
12/19/12	25,750,000	Canadian Dollars	25,196,352	25,717,981	U.S. Dollars	25,717,981	521,629
9/10/12	107,981,346	Euros	136,749,007	141,999,825	U.S. Dollars	141,999,825	5,250,818
9/12/12	1,840,056	Euros	2,330,320	2,407,960	U.S. Dollars	2,407,960	77,640
9/12/12	2,296,819	U.S. Dollars	2,296,819	1,840,056	Euros	2,330,320	33,501
10/25/12	41,436,201	Euros	52,504,633	52,327,845	U.S. Dollars	52,327,845	(176,788)
7/3/12	304,091,550	Hong Kong Dollars	39,197,858	39,191,636	U.S. Dollars	39,191,636	(6,222)
7/11/12	14,690,000	Hong Kong Dollars	1,928,418	1,927,667	U.S. Dollars	1,927,667	(751)
7/11/12	1,928	U.S. Dollars	1,928	14,960	Hong Kong Dollars	1,928	0
7/25/12	1,878,300,000	Japanese Yen	23,506,844	22,684,783	U.S. Dollars	22,684,783	(822,061)
12/19/12	104,466,000	Mexican Pesos	7,706,063	7,483,345	U.S. Dollars	7,483,345	(222,718)
12/19/12	7,696,022	U.S. Dollars	7,696,021	104,466,000	Mexican Pesos	7,709,590	13,569
			$1,033,594,671			$1,046,332,520	$12,737,849

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2012
(Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG SWAP CONTRACTS
9/30/12	ASX Ltd.	538,058	$15,844,635	$(45,346)	JPMorgan Chase & Co. Inc.
12/31/12	British Sky Broadcasting Group PLC	3,313,600	34,957,917	678,154	Merrill Lynch & Co. Inc.
12/31/12	British Sky Broadcasting Group PLC	3,956,116	41,701,550	(7,172,401)	JPMorgan Chase & Co. Inc.
12/31/12	Charter Hall Office REIT	2,032,447	2	2	JPMorgan Chase & Co. Inc.
9/30/12	Cove Energy PLC	1,606,448	6,654,486	325,614	JPMorgan Chase & Co. Inc.
1/15/13	Grupo Modelo, S.A. de C.V.	2,174,030	19,040,298	665,523	JPMorgan Chase & Co. Inc.
12/31/12	Hillgrove Resources Limited	13,139,699	1,518,161	(1,542,411)	JPMorgan Chase & Co. Inc.
7/11/12	International Power PLC	32,751,958	212,143,930	(1,542,393)	JPMorgan Chase & Co. Inc.
9/30/12	Molycorp, Inc.	36,500	745,330	(31,788)	Merrill Lynch & Co. Inc.
8/2/12	Rhoen-Klinikum AG (a)	1,841,957	37,829,118	(11,709,944)	JPMorgan Chase & Co. Inc.
12/31/12	TELUS Corporation (non-voting)	117,600	6,740,169	283,073	The Goldman Sachs Group, Inc.
12/31/12	TELUS Corporation (non-voting)	2,288,850	131,183,973	3,586,836	Merrill Lynch & Co. Inc.
8/30/12	TMX Group, Inc.	98,200	4,411,346	91,524	Deutsche Bank AG
12/31/12	TNT Express NV	1,229,700	14,089,177	(762,908)	Merrill Lynch & Co. Inc.
12/31/12	TNT Express NV	10,183,726	116,679,124	(3,499,635)	JPMorgan Chase & Co. Inc.
11/30/12	Viterra, Inc.	83,300	1,301,638	(13,851)	Merrill Lynch & Co. Inc.
11/30/12	Xstrata PLC	9,484,993	116,767,093	(50,785,439)	JPMorgan Chase & Co. Inc.
11/30/12	Xstrata PLC	43,473	535,184	(69,100)	The Goldman Sachs Group, Inc.
SHORT SWAP CONTRACTS
7/15/12	Eastman Chemical Company	(147,807)	(7,113,951)	(27,885)	Merrill Lynch & Co. Inc.
11/30/12	Glencore International PLC	(299,717)	(1,364,992)	499,311	JPMorgan Chase & Co. Inc.
11/30/12	Glencore International PLC	(123,598)	(562,899)	93,530	The Goldman Sachs Group, Inc.
12/31/12	TELUS Corporation	(117,600)	(6,908,672)	(284,040)	The Goldman Sachs Group, Inc.
12/31/12	TELUS Corporation	(2,288,850)	(134,463,552)	(6,240,547)	Merrill Lynch & Co. Inc.
				$(77,504,121)

PLC — Public Limited Company
*	Based on the net value at each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012
(Unaudited)

ASSETS:
Investments, at value
Investments in non affiliates (Cost $4,147,453,067)		$4,122,308,099
Investments in affiliates (Cost $479,262,547)		531,398,133
Cash		699,475
Cash held in foreign currency (Cost $51,466,428)		51,538,886
Deposits at brokers		345,893,711
Receivable from brokers		302,598,147
Receivable for investments sold		26,429,540
Receivable for forward currency exchange contracts		15,536,133
Receivable for swap contracts		114,987
Receivable for fund shares issued		10,248,525
Dividends and interest receivable		16,906,033
Swap dividends receivable		7,079,712
Prepaid expenses and other receivables		194,431
Total Assets		5,430,945,812
LIABILITIES:
Securities sold short, at value (proceeds of $302,598,147)	$311,289,981
Written option contracts, at value (premiums received $115,640,513)	127,619,837
Payable for forward currency exchange contracts	2,798,284
Payable for swap contracts	77,619,108
Payable for swap contracts closed	202,191
Payable for investments purchased	80,441,330
Payable for fund shares redeemed	13,933,347
Payable to the investment adviser	3,441,606
Distribution fees payable	5,481,795
Dividends payable	621,430
Swap dividends payable	1,500,496
Accrued expenses and other liabilities	2,616,305
Total Liabilities		627,565,710
NET ASSETS		$4,803,380,102
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$56,608,816
Accumulated net realized loss on investments, securities
sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts		(24,318,709)
Net unrealized appreciation / (depreciation) on:
Investments	26,990,618
Securities sold short	(8,691,834)
Written option contracts	(11,979,324)
Swap contracts	(77,504,121)
Foreign currency translation	71,894
Forward currency exchange contracts	12,737,849
Net unrealized depreciation		(58,374,918)
Paid-in capital		4,829,464,913
Total Net Assets		$4,803,380,102
NET ASSET VALUE and offering price per share
($4,803,380,102 / 304,640,130 shares of beneficial interest outstanding)		$15.77

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012
(Unaudited)

INVESTMENT INCOME:
Interest
Non Affiliates		$3,280,618
Affiliates		125,414
Dividend income on long positions
Non Affiliates (net of foreign withholding taxes of $214,460)		30,617,631
Affiliates		190,076
Total investment income		34,213,739
EXPENSES:
Investment advisory fees	$24,653,352
Distribution fees	5,356,695
Sub Transfer Agent Fees	2,427,778
Administration fees	785,116
Transfer agent and shareholder servicing agent fees	512,309
Professional fees	293,852
Reports to shareholders	268,137
Fund accounting expense	206,809
Custody fees	186,597
Miscellaneous expenses	120,533
Federal and state registration fees	118,219
Trustees’ fees and expenses	91,504
Borrowing expense on securities sold short	8,606,377
Dividends on securities sold short	7,222,450
Total expenses before expense waiver by adviser		50,849,728
Less: Expense reimbursed by Adviser		(3,196,797)
Net expenses		47,652,931
NET INVESTMENT LOSS		(13,439,192)
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS:
Realized gain / (loss) on:
Investments
Non Affiliates	(26,113,165)
Affiliates	19,273,629
Securities sold short	(6,057,301)
Written option contracts expired or closed	64,191,322
Swap contracts	(12,328,138)
Foreign currency translation	(5,033)
Forward currency exchange contracts	4,001,770
Net realized gain		42,963,084
Change in unrealized appreciation / (depreciation) on:
Investments	72,144,739
Securities sold short	4,846,010
Written option contracts	(4,476,406)
Swap contracts	(56,844,241)
Foreign currency translation	24,664
Forward currency exchange contracts	12,254,642
Net unrealized appreciation		27,949,408
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		70,912,492
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$57,473,300

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Three Months Ended	Year Ended
	June 30, 2012	December 31, 2011*	September 30, 2011
	(Unaudited)
Net investment loss	$(13,439,192)	$(7,373,408)	$(49,571,393)
Net realized gain / (loss) on investments, securities
sold short, written option contracts expired or closed,
swap contracts, foreign currency translation and
forward currency exchange contracts	42,963,084	(9,676,087)	272,630,284
Change in unrealized appreciation / (depreciation) on
investments, securities sold short, written option
contracts, swap contracts, foreign currency translation
and forward currency exchange contracts	27,949,408	156,748,223	(273,632,296)
Net increase / (decrease) in net assets
resulting from operations	57,473,300	139,698,728	(50,573,405)
Distributions to shareholders from: (Note 5)
Net investment income	—	(26,112,274)	—
Net realized gains	—	(116,043,398)	(70,276,496)
Total dividends and distributions	—	(142,155,672)	(70,276,496)
Net increase / (decrease) in net assets from
capital share transactions (Note 4)	(280,653,458)	115,163,137	1,461,121,676
Net increase / (decrease) in net assets	(223,180,158)	112,706,193	1,340,271,775

NET ASSETS:
Beginning of period	5,026,560,260	4,913,854,067	3,573,582,292
End of period (including accumulated undistributed
net investment income of $56,608,816
and $70,048,008 and $78,326,065, respectively)	$4,803,380,102	$5,026,560,260	$4,913,854,067

*For the period October 1, 2011 through December 31, 2011.  The Fund changed its fiscal year end from September 30 to December 31.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six		Three
	Months		Months
	Ended		Ended
	June 30,		Dec. 31,		Year Ended September 30,
	2012		2011*		2011		2010(1)		2009(1)	2008(1)		2007(1)
	(Unaudited)
Net asset value,
beginning of period	$15.59		$15.59		$15.93		$15.26		$14.79	$16.55		$15.95
Income from
investment operations:
Net investment
income / (loss)(2)	(0.04	)(3)	(0.02	)(3)	(0.18	)(3)	(0.02	)(4)	0.24 (4)	0.00	(5)(6)	0.13 (5)
Net realized and unrealized
gain / (loss) on investments	0.22		0.47		0.13		0.69		0.58	(0.70)		1.13
Total from
investment operations	0.18		0.45		(0.05)		0.67		0.82	(0.70)		1.26
Redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)	0.00 (6)	0.00	(6)	0.00 (6)

Less distributions:
Distributions from
net investment income	—		(0.08)		—		(0.00	)(6)	(0.06)	(0.37)		(0.11)
Distributions from
net realized gains	—		(0.37)		(0.29)		—		(0.05)	(0.69)		(0.55)
Distributions from
return of capital	—		—		—		—		(0.24)	—		—
Total dividends
and distributions	—		(0.45)		(0.29)		(0.00	)(6)	(0.35)	(1.06)		(0.66)
Net Asset Value, end of period	$15.77		$15.59		$15.59		$15.93		$15.26	$14.79		$16.55

Total Return	1.15	%(7)	2.90	%(7)	(0.34)%		4.39%		5.78%	(4.32)%		8.15%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

	Six		Three
	Months		Months
	Ended		Ended
	June 30,		Dec. 31,		Year Ended September 30,
	2012		2011*		2011	2010(1)	2009(1)	2008(1)	2007(1)
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$4,803,380		$5,026,560		$4,913,854	$3,573,582	$1,811,380	$1,414,165	$1,821,714
Ratio of operating expenses
to average net assets	1.93	%(8)	1.64	%(8)	1.96%	2.57%	4.22%	1.66%	2.16%
Ratio of dividends on short
positions and borrowing
expense on securities sold
short to average net assets	0.64	%(8)	0.31	%(8)	0.62%	1.16%	2.68%	0.19%	0.76%
Ratio of operating expense to
average net assets excluding
dividends on short positions
and borrowing expense on
securities sold short:
Before expense waiver	1.42	%(8)	1.46	%(8)	1.46%	1.48%	1.54%	1.48%	1.41%
After expense waiver	1.29	%(8)	1.33	%(8)	1.34%	1.41%	1.54%	1.47%	1.40	%(9)
Ratio of net investment
income / (loss) to average
net assets:
Before expense waiver	(0.68	)%(8)	(0.72	)%(8)	(1.25)%	(1.35)%	(2.49)%	(0.10)%	0.82%
After expense waiver	(0.55	)%(8)	(0.59	)%(8)	(1.13)%	(1.28)%	(2.49)%	(0.09)%	0.83%
Portfolio turnover rate(10)	106.15	%(7)	48.13	%(7)	292.79%	192.21%	318.45%	300.24%	334.87%

(1)	Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. See Note 1 for additional information.
(2)
Net investment income / (loss) before interest expense, borrowing expense on securities sold short and dividends on securities sold short for the six months ended June 30, 2012, the three months ended December 31, 2011 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007 was $0.01, $(0.01), $(0.08), $0.12, $0.55, $0.02, and $0.26, respectively.

(3)	Net investment income / (loss) per share represents net investment income / (loss) divided by the average shares outstanding throughout the period.
(4)	Net investment income / (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(5)	Net investment income / (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(6)	Amount less than $0.005 per share.
(7)	Not Annualized.
(8)	Annualized.
(9)	The Fund incurred proxy expenses of approximately $525,000 in 2007 related to shareholder approval of changes in the Fund’s fundamental investment policies and the election of trustees.
(10)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
*	Stub period from October 1, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund’s fundamental investment policies were amended to permit the Fund to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund’s investment adviser, and the Fund began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflect the performance of Westchester Capital Management, Inc.  Mr. Roy Behren and Mr. Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties of the Fund in 2006. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.  During the prior fiscal period, the Fund’s Board of Trustees approved a change in the Fund’s fiscal year end from September 30 to December 31.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.     Investment Valuation

 Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered investment companies that are money market funds are valued at the net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities that do not trade on a particular day are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options purchased in an active market are classified as Level 1 investments, but options not listed on exchange are classified as Level 2

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments. Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The Adviser may, in accordance with policies adopted by the Board of Trustees, value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (NAV) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold. At June 30, 2012, securities fair valued in good faith represented 0.32% of net assets using the absolute value of long investments and written option contracts and the absolute value of unrealized gains or losses on swap contracts. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates fair value.

 The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

 The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

 The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2012. These assets and liabilities are measured on a recurring basis.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,326,774,940	$—	$—	$3,326,744,940
Warrants	56,042	—	—	56,042
Convertible Bonds	—	2,280,300	—	2,280,300
Corporate Bonds	—	72,571,529	—	72,571,529
Purchased Put Options	21,647,894	214,001	—	21,861,895
Escrow Notes	—	—	1,223,877	1,223,877
Short-Term Investments	1,228,967,649	—	—	1,228,967,649
Swap Contracts**	—	114,987	—	114,987
Forward Currency
Exchange Contracts**	—	15,536,133	—	15,536,133
Liabilities
Common Stocks Sold Short	$301,546,676	$—	$—	$301,546,676
Exchange-Traded
Funds Sold Short	9,743,305	—	—	9,743,305
Options Written	122,587,492	5,032,345	—	127,619,837
Swap Contracts**	—	77,619,108	—	77,619,108
Forward Currency
Exchange Contracts**	—	2,798,284	—	2,798,284

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation / (depreciation) on the instruments.

 The Level 2 securities may be priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have transfers into or out of Level 1 or Level 2 during the period. Transfers between levels are recognized at the end of the reporting period.

 The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2011	$—
Accrued discounts/premiums	—
Realized gain / (loss)	—
Change in unrealized appreciation / (depreciation)	—
Net purchases (sales)	1,223,877
Transfers in and/or out of Level 3	—
Balance as of June 30, 2012	$1,223,877

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

 Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Escrow Note	$420,840	Projected Final	Discount of Projected
		Distribution(1)	Distribution	$0.70 – 0.73
Escrow Note	107,302	Consensus Pricing(2)	Broker Quoted Inputs	0.62 – 0.68
Escrow Note	39,367	Consensus Pricing(2)	Broker Quoted Inputs	0.66 – 0.71
Escrow Note	163,144	Consensus Pricing(2)	Broker Quoted Inputs	0.88 – 0.95
Escrow Note	166,271	Consensus Pricing(2)	Broker Quoted Inputs	0.80 – 0.86
Escrow Note	326,953	Consensus Pricing(2)	Broker Quoted Inputs	0.84 – 0.91

(1)	This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.
(2)	These Level 3 securities were received through a bond settlement and are currently being priced at the mean of a bid/ask spread provided by broker’s analysis of the market.

B.Securities Sold Short

 The Fund may sell securities or currencies short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

 The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned which is recorded as an expense by the Fund. The Fund generally segregates liquid assets in an amount equal to the market value of the securities sold short. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.Transactions with Brokers for Securities Sold Short

 The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from brokers for proceeds on securities sold short. The Fund maintains cash deposits at brokers beyond the receivable for short sales. These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.Federal Income Taxes

 No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

 The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. As of June 30, 2012, open Federal and New York tax years include the tax years ended September 30, 2008 through 2011. The Fund has no tax examination in progress.

E.Written Option Contracts

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write (sell) call options, including to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market daily to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. Written option contracts sold on an exchange typically include less credit risk than over-the-counter options. Refer to Note 2 R. for further derivative disclosures.

F.Purchased Options

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts are valued daily at the higher of the intrinsic value of the option or the last reported composite sale price on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Purchased options sold on an exchange include less credit risk than over-the-counter options. Refer to Note 2 R. for further derivative disclosures.

G.Forward Currency Exchange Contracts

 The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

 The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.Equity Swap Contracts

 The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

 The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

 Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

 Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Refer to Note 2 R. for further derivative disclosures.

I. Distributions to Shareholders

 Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2011.

J. Foreign Securities

 Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.Foreign Currency Translation

 The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.Cash Equivalents

 The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

M.    Guarantees and Indemnifications

 In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not incurred material expenses in respect of those provisions.

N.     Use of Estimates

 The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

O.     Other

 Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Expenses include $8,606,377 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

P.Counterparty Risk

 The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Q.     The Right to Offset

 Financial assets and liabilities as well as cash collateral received and posted are offset by counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

R.Derivatives

 The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2012: long option contracts (982,781 contracts) were purchased and $95,267,173 premiums were paid, written option contracts (1,830,585 contracts) were opened and $338,446,465 premiums were received, equity swap contracts were opened for a notional value of $1,076,612,043 and closed for a notional value of $887,293,495 and an average of 18 forward currency exchange contract positions were open during the period.

Statement of Assets and Liabilities

 Fair values of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Options	Investments	$21,861,895	N/A	$—
Written Option Contracts	N/A	—	Written Options	127,619,837
Swap Contracts	Receivables	114,987	Payables	77,619,108
Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Receivables	15,536,133	Payables	2,798,284
Total		$37,513,015		$208,037,229

Statement of Operations

 The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain / (Loss) on Derivatives
			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(61,812,477)	$64,191,322	$—	$(12,328,138)	$(9,949,293)
Foreign exchange
contracts	—	—	4,001,770	—	4,001,770
Total	$(61,821,477)	$64,191,322	$4,001,770	$(12,328,138)	$(5,947,523)

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Change in Unrealized Appreciation / (Depreciation) on Derivatives
			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$4,338,287	$(4,476,406)	$—	$(56,844,241)	$(56,982,360)
Foreign exchange
contracts	—	—	12,254,642	—	12,254,642
Total	$4,338,287	$(4,476,406)	$12,254,642	$(56,844,241)	$(44,727,718)

Note 3 — AGREEMENTS

 The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”).  Under the terms of this Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.  The Adviser has agreed to voluntarily waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion, 0.20% of its fee at net asset levels between $2 billion through $5 billion, and 0.25% of its fee at net asset levels exceeding $5 billion.  Investment advisory fees voluntarily waived by the Adviser for the six month period ended June 30, 2012 were $3,196,797.  Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

 U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, fund accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

 Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

 The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Three Months Ended		Year Ended
	June 30, 2012		December 31, 2011		September 30, 2011
	Shares	Amount	Shares	Amount	Shares	Amount
Issued	50,703,065	$796,279,631	29,716,276	$471,436,947	176,395,668	$2,824,267,550
Issued as
reinvestment
of dividends	—	—	7,466,034	116,320,806	3,547,347	55,977,137
Redemption fee	—	14,657	—	40,203	—	357,767
Redeemed	(68,522,451)	(1,076,947,746)	(29,854,090)	(472,634,819)	(89,150,638)	(1,419,480,778)
Net increase
(decrease)	(17,819,386)	$(280,653,458)	7,328,220	$115,163,137	90,792,376	$1,461,121,676

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

Purchases and sales of securities for the six month period ended June 30, 2012 (excluding short-term investments, options, forward currency contracts, swap contracts and short positions) aggregated $3,756,360,454 and $3,599,982,343, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$5,040,415,753
Gross unrealized appreciation	110,956,863
Gross unrealized depreciation	(167,265,549)
Net unrealized depreciation	$(56,308,686)
Undistributed ordinary income	$49,871,335
Undistributed long-term capital gain	—
Total distributable earnings	$49,871,335
Other accumulated losses	(77,120,760)
Total accumulated losses	$(83,558,111)

The tax components of dividends paid during the six months ended June 30, 2012, three months ended December 31, 2011 and the fiscal year ended September 30, 2011 were as follows:

	June 30, 2012	December 31, 2011	September 30, 2011
Ordinary Income	$—	$142,155,672	$70,276,496
Return of Capital	—	—	—
Total Distributions	$—	$142,155,672	$70,276,496

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

The Fund incurred a post-October capital loss of $5,371,346 for securities which is deferred for tax purposes until the next fiscal year. As of December 31, 2011, the Fund had short-term capital loss carryforwards of $24,849,619 and long-term capital loss carryforwards of $10,876,091.

For the three month period ended December 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the three month period ended December 31, 2011 was  21.80% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the three month period ended December 31, 2011 was 20.07% (unaudited) for the Fund. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the three month period ended December 31, 2011 was 97.71% (unaudited) for the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of option contracts written during the six month period ended June 30, 2012 were as follows:

	Premium Amount	Number of Contracts
Options outstanding at December 31, 2011	$83,679,758	381,750
Options written	338,446,465	1,830,585
Options closed	(207,609,285)	(961,406)
Options exercised	(73,879,020)	(397,368)
Options expired	(24,997,405)	(261,539)
Options outstanding at June 30, 2012	$115,640,513	592,022

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 7 — DISTRIBUTION PLAN

The Fund has adopted an Amended and Restated Plan of Distribution (the “Plan”) dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker dealers or other qualified institutions with whom the Fund has entered into a contract to distribute Fund shares. Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2012, the Fund incurred $5,356,695 pursuant to the Plan. The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund’s outstanding shares.

Note 8 — TRANSACTIONS WITH AFFILIATES

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Fund owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of the Fund. During the six months ended June 30, 2012, the Fund owned the following positions in such companies for investment purposes only:

	Share			Share	Market
	Balance at			Balance at	Value at			Realized
	January 1,			June 30,	June 30,	Dividend	Interest	Gain/
Issuer Name	2012	Purchases	Sales	2012	2012	Income	Income	(Loss)
Blue Coat
Systems, Inc.	2,480,900	—	2,480,900	—	$—	$—	$—	$1,455,242
Dollar Thrifty
Automotive
Group, Inc.	2,338,825	—	95,400	2,243,425	181,627,688	—	—	3,201,428
Invesco
Prime Portfolio
Money Market	266,389,252	1,757,629,248	1,851,050,851	172,967,649	172,967,649	—	125,414	—
NetLogic
Microsystems Inc.	3,670,572	—	3,670,572	—	—	—	—	6,893,766
Solutia, Inc.	—	6,303,130	—	6,303,130	176,802,796	190,076	—	—
SuccessFactors,
Inc.	4,344,497	285,000	4,629,497	—	—	—	—	1,201,983
Temple-Inland Inc.	5,648,872	453,874	6,102,746	—	—	—	—	6,521,210
					$531,398,133	$190,076	$125,414	$19,273,629

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 9 — RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact that ASU No. 2011-11 will have on the Funds’ financial statements and disclosures.

The Merger Fund
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.mergerfund.com

Administrator, Transfer Agent, Fund Accountant,
Dividend Paying Agent and Shareholder
Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Jane Perl, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date                      8/29/2012

By (Signature and Title)*        /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date                      8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date                      8/29/2012

By (Signature and Title)*       /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date                      8/29/2012

* Print the name and title of each signing officer under his or her signature.